Revenue Recognition - Summary of Change in Contract with Customer, Asset and Liability (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Balance at beginning of period	$ (492)	$ (985)
Deferral of revenue	(904)	(545)
Recognition of deferred revenue	411	569
Balance at end of period	$ (985)	$ (961)